Income Tax Benefit - Deferred tax balance movement (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	$ 419
Deferred tax assets, ending balance	1,675	$ 419
Deferred tax liabilities, beginning balance	(419)
Deferred tax liabilities, ending balance	(1,675)	(419)
Deferred Tax Asset
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	419	618
(Charged)/ credited to profit or loss*	1,253	(176)
Movement in equity	0	0
Exchange differences (charged)/credited to comprehensive loss	3	(23)
Deferred tax assets, ending balance	1,675	419
Deferred Tax Liability
Reconciliation of changes in deferred tax liability (asset) [abstract]
(Charged)/ credited to profit or loss*	(1,239)	554
Movement in equity	0	378
Exchange differences (charged)/credited to comprehensive loss	(16)	23
Deferred tax liabilities, beginning balance	(419)	(618)
Deferred tax liabilities, ending balance	(1,675)	(419)
Derivative financial instruments | Deferred Tax Asset
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	0	8
(Charged)/ credited to profit or loss*	169	(8)
Movement in equity	0	0
Exchange differences (charged)/credited to comprehensive loss	0	0
Deferred tax assets, ending balance	169	0
Deferred income | Deferred Tax Asset
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	1	26
(Charged)/ credited to profit or loss*		(24)
Movement in equity		0
Exchange differences (charged)/credited to comprehensive loss		(1)
Deferred tax assets, ending balance		1
Contract liabilities | Deferred Tax Asset
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	1
(Charged)/ credited to profit or loss*	(1)
Movement in equity	0
Exchange differences (charged)/credited to comprehensive loss	0
Deferred tax assets, ending balance	0	1
Lease liabilities | Deferred Tax Asset
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	13	23
(Charged)/ credited to profit or loss*	117	(9)
Movement in equity	0	0
Exchange differences (charged)/credited to comprehensive loss	0	(1)
Deferred tax assets, ending balance	130	13
Share of loss of equity-accounted investee | Deferred Tax Asset
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	15	2
(Charged)/ credited to profit or loss*	(15)	13
Movement in equity	0	0
Exchange differences (charged)/credited to comprehensive loss	0	0
Deferred tax assets, ending balance	0	15
Unused tax losses carryforwards | Deferred Tax Asset
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	390	466
(Charged)/ credited to profit or loss*	(390)	(58)
Movement in equity	0	0
Exchange differences (charged)/credited to comprehensive loss	0	(18)
Deferred tax assets, ending balance	0	390
Provisions and accruals | Deferred Tax Asset
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	0	93
(Charged)/ credited to profit or loss*	400	(90)
Movement in equity	0	0
Exchange differences (charged)/credited to comprehensive loss	2	(3)
Deferred tax assets, ending balance	402	0
Patent expenditure | Deferred Tax Asset
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	0
(Charged)/ credited to profit or loss*	88
Movement in equity	0
Exchange differences (charged)/credited to comprehensive loss	1
Deferred tax assets, ending balance	89	0
Blackhole expenditure | Deferred Tax Asset
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	0
(Charged)/ credited to profit or loss*	884
Movement in equity	0
Exchange differences (charged)/credited to comprehensive loss	0
Deferred tax assets, ending balance	884	0
Borrowings and other financial liabilities | Deferred Tax Liability
Reconciliation of changes in deferred tax liability (asset) [abstract]
(Charged)/ credited to profit or loss*	(1,137)	551
Movement in equity	0	378
Exchange differences (charged)/credited to comprehensive loss	(16)	22
Deferred tax liabilities, beginning balance	(390)	(585)
Deferred tax liabilities, ending balance	(1,543)	(390)
Property, plant and equipment | Deferred Tax Liability
Reconciliation of changes in deferred tax liability (asset) [abstract]
(Charged)/ credited to profit or loss*	3	(3)
Movement in equity	0	0
Exchange differences (charged)/credited to comprehensive loss	1	0
Deferred tax liabilities, beginning balance	(8)	(5)
Deferred tax liabilities, ending balance	(5)	(8)
Unrealised foreign exchange gain | Deferred Tax Liability
Reconciliation of changes in deferred tax liability (asset) [abstract]
(Charged)/ credited to profit or loss*	(13)
Movement in equity	0
Exchange differences (charged)/credited to comprehensive loss	0
Deferred tax liabilities, beginning balance	0
Deferred tax liabilities, ending balance	(13)	0
Right of use asset | Deferred Tax Liability
Reconciliation of changes in deferred tax liability (asset) [abstract]
(Charged)/ credited to profit or loss*	(103)	10
Movement in equity	0	0
Exchange differences (charged)/credited to comprehensive loss	(1)	0
Deferred tax liabilities, beginning balance	(10)	(20)
Deferred tax liabilities, ending balance	(114)	(10)
Prepaid expenses | Deferred Tax Liability
Reconciliation of changes in deferred tax liability (asset) [abstract]
(Charged)/ credited to profit or loss*	11	(4)
Movement in equity	0	0
Exchange differences (charged)/credited to comprehensive loss	0	1
Deferred tax liabilities, beginning balance	(11)	(8)
Deferred tax liabilities, ending balance	$ 0	$ (11)